Note 6 - Intangible Assets (Details Textual) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2016	Feb. 28, 2013	May 31, 2011	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Delos Internet [Member] | Customer Relationships [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		4 years 60 days
Quarterly Amortization Amount		$ 98,068
Delos Internet [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years 60 days
Time Warner Cable [Member] | Backhaul Agreement [Member]
Amortization of Intangible Assets				$ 106,605
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	36 years
Quarterly Amortization Amount	$ 319,815
Amortization of Intangible Assets				$ 204,673	$ 98,068	$ 392,272	$ 888,969	$ 3,093,817